SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounting Policies [Line Items]
Period of projected net cash flows				5 years
Deferred revenue current	$ 8,658	$ 6,010
Deferred revenue recognized	4,145
Advertising expenses	247	204	$ 243
Research and development expenses	1,426	1,419	$ 1,624
Restricted cash held by trustees	$ 4,372	$ 4,325
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted loss per share	573,552	1,627,552	2,227,150
Warranty expenses	$ 591	$ 323	$ 704
Increase decrease in accumulated deficit	55
Bad debt expense	376	2,231	6,222
Contract assets	47,760	58,789
Provision for doubtful accounts	$ 3,202	3,896
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Shipping Expenses [Member ]
Disclosure Of Accounting Policies [Line Items]
Shipping expenses	$ 1,303	$ 1,225	$ 1,367
Short-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	2.36%	1.23%
Long-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	6.54%	7.94%